Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans (Gross write-offs)	¥ 0		¥ 0
Modification of collection condition by relief of contract condition (Gross write-offs)	0		0
Total—revolving repayment card loans (Gross write-offs)	0		0
Total— origination year (excluding revolving repayment card loans) (Gross write-offs)	8,390		6,498
Total— financial assets measured at amortized cost (Gross write-offs)	8,390		¥ 6,498
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	65,759	¥ 67,874
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	65,759	67,874
Total— origination year (excluding revolving repayment card loans)	5,069,197	4,895,662
Total— financial assets measured at amortized cost	5,134,956	4,963,536
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	0	0
Modification of collection condition by relief of contract condition	0	0
Total—revolving repayment card loans	0	0
Total— origination year (excluding revolving repayment card loans)	167,717	163,322
Total— financial assets measured at amortized cost	¥ 167,717	¥ 163,322